NON-CONTROLLING INTERESTS (Details - Preferred Equity) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding	5,450
Cumulative dividend rate (%)	3.36%
Earliest permitted redemption date	Apr 30, 2020
Dividends declared for the year ended	$ 4	$ 3
Non controlling Interests	$ 108	101
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding	4,510
Cumulative dividend rate (%)	3.63%
Earliest permitted redemption date	Apr 30, 2020
Dividends declared for the year ended	$ 3	3
Non controlling Interests	$ 90	84
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding	9,960
Cumulative dividend rate (%)	4.40%
Earliest permitted redemption date	Jul 31, 2019
Dividends declared for the year ended	$ 8	8
Non controlling Interests	$ 197	185
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding	4,110
Cumulative dividend rate (%)	5.00%
Earliest permitted redemption date	Apr 30, 2018
Dividends declared for the year ended	$ 4	4
Non controlling Interests	$ 82	76
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding	7,000
Cumulative dividend rate (%)	5.00%
Earliest permitted redemption date	Jul 31, 2018
Dividends declared for the year ended	$ 7	7
Non controlling Interests	$ 139	$ 130
Class A Preference Shares
Disclosure of preference shares [Line Items]
Percentage of units for normal course issuer bid			10.00%